FAIR VALUE MEASUREMENTS - Level 3 Fair Value Measurements Inputs (Details)	3 Months Ended
Mar. 31, 2021 USD ($) $ / shares
Prosus Agreement Liability Member | Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	500.0
Prosus Agreement Liability Member | Underlying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	524.5
Prosus Agreement Liability Member | Term
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	0.08
Prosus Agreement Liability Member | Risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	0.08
Conversion Option Liability | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of Class A Shares	1.50%
Conversion Option Liability | Exercise price | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	1.00
Conversion Option Liability | Underlying warrant value | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	2.09
Conversion Option Liability | Volatility | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	115.0
Conversion Option Liability | Term | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	0.08
Conversion Option Liability | Risk-free rate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	0.01
Conversion Option Liability | Dividend yield | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	0.0
At Issuance [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities | $	5.08
At Issuance [Member] | Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	11.50
At Issuance [Member] | Stock price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	10.00
At Issuance [Member] | Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	25.0
At Issuance [Member] | Probability of completing a Business Combination
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	90.0
At Issuance [Member] | Risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	0.94
At Issuance [Member] | Dividend yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	0.0
At Issuance [Member] | Private Placement Warrants | Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	11.50
At Issuance [Member] | Private Placement Warrants | Stock price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	9.97
At Issuance [Member] | Private Placement Warrants | Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	30.0
At Issuance [Member] | Private Placement Warrants | Probability of completing a Business Combination
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	85.0
At Issuance [Member] | Private Placement Warrants | Risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	0.41
At Issuance [Member] | Private Placement Warrants | Dividend yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	0.0
At Issuance [Member] | Conversion Option Liability | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of Class A Shares	1.50%
At Issuance [Member] | Conversion Option Liability | Exercise price | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	1.00
At Issuance [Member] | Conversion Option Liability | Underlying warrant value | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	1.92
At Issuance [Member] | Conversion Option Liability | Volatility | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	125.0
At Issuance [Member] | Conversion Option Liability | Term | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	0.28
At Issuance [Member] | Conversion Option Liability | Risk-free rate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	0.09
At Issuance [Member] | Conversion Option Liability | Dividend yield | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	0.0
At Inception Member | Prosus Agreement Liability Member | Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	400.0
At Inception Member | Prosus Agreement Liability Member | Underlying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	436.8
At Inception Member | Prosus Agreement Liability Member | Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	40.0
At Inception Member | Prosus Agreement Liability Member | Term
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	0.55
At Inception Member | Prosus Agreement Liability Member | Risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	0.12
At Inception Member | Prosus Agreement Liability Member | Dividend yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	0.0
Black-Scholes Valuation | Private Placement Warrants | Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	11.50
Black-Scholes Valuation | Private Placement Warrants | Stock price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	10.00
Black-Scholes Valuation | Private Placement Warrants | Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	25
Black-Scholes Valuation | Private Placement Warrants | Probability of completing a Business Combination
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	90
Black-Scholes Valuation | Private Placement Warrants | Term
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	5.08
Black-Scholes Valuation | Private Placement Warrants | Risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	0.94
Black-Scholes Valuation | Private Placement Warrants | Dividend yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	0.0
Black-Scholes Valuation | At Issuance [Member] | Private Placement Warrants | Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	11.50
Black-Scholes Valuation | At Issuance [Member] | Private Placement Warrants | Stock price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	9.68
Black-Scholes Valuation | At Issuance [Member] | Private Placement Warrants | Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	16.5
Black-Scholes Valuation | At Issuance [Member] | Private Placement Warrants | Probability of completing a Business Combination
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	80.0
Black-Scholes Valuation | At Issuance [Member] | Private Placement Warrants | Term
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	5.33
Black-Scholes Valuation | At Issuance [Member] | Private Placement Warrants | Risk-free rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	1.86
Black-Scholes Valuation | At Issuance [Member] | Private Placement Warrants | Dividend yield
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Estimated fair value liabilities	0.0